Summary of Results of Operations (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Research and development		$ 249			$ 143			$ 1,729	$ 5,736	$ 6,983	$ 5,450
General and administrative		1,975			1,709			7,139	6,616	9,664	11,356
Restructuring and other expenses					83				1,723	1,723
Total operating expenses										21,643	16,806
Loss from operations		(7,404)			(2,927)			(14,048)	(16,365)	(21,643)	(16,806)
Net loss		$ (6,400)	$ (1,895)	$ (3,705)	$ (2,895)	$ (7,558)	$ (5,566)	$ (12,000)	$ (16,019)	$ (19,791)	$ (10,008)
Peak Bio [Member]
Related Party Transaction [Line Items]
Research and development	$ 7,230
General and administrative	104,756
Merger-related expenses
Restructuring and other expenses
Total operating expenses	111,986
Loss from operations	(111,986)
Other expense, net	(28,007)
Net loss	$ (139,993)